Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,157,000
Previously Paid Amount	0.00
Total Fee Amount	1,264.58
Total Offset Amount	0.00
Net Fee	1,264.58
Narrative - Max Aggregate Offering Price	$ 9,157,000
Final Prospectus	true